AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	COMMUNICATIONS — 3.1%
555,659	Comcast Corp., Class A	$19,103,556
438,620	Verizon Communications, Inc.	23,567,053
		42,670,609
	CONSUMER DISCRETIONARY — 9.4%
271,926	Home Depot, Inc.	50,771,304
274,258	McDonald's Corp.	45,348,560
500,087	Starbucks Corp.	32,875,719
		128,995,583
	CONSUMER STAPLES — 7.8%
303,718	Coca-Cola Co.	13,439,521
803,594	Mondelez International, Inc., Class A	40,243,988
390,922	PepsiCo, Inc.	46,949,732
57,038	Procter & Gamble Co.	6,274,180
		106,907,421
	ENERGY — 2.9%
356,883	Chevron Corp.	25,859,742
179,982	Phillips 66	9,656,035
80,728	Valero Energy Corp.	3,661,822
		39,177,599
	FINANCIALS — 13.4%
79,803	BlackRock, Inc.	35,110,926
508,527	JPMorgan Chase & Co.	45,782,686
323,521	Marsh & McLennan Cos., Inc.	27,971,625
230,051	PNC Financial Services Group, Inc.	22,020,482
1,097,390	Truist Financial Corp.	33,843,507
536,946	U.S. Bancorp	18,497,790
		183,227,016
	HEALTH CARE — 15.2%
332,343	Abbott Laboratories	26,225,186
237,821	AbbVie, Inc.	18,119,582
79,386	Amgen, Inc.	16,093,924
196,448	Eli Lilly & Co.	27,251,266
331,431	Johnson & Johnson	43,460,547
341,655	Medtronic PLC[1]	30,810,448
368,372	Merck & Co., Inc.	28,342,542
560,802	Pfizer, Inc.	18,304,577
		208,608,072
	INDUSTRIALS — 8.8%
102,785	Eaton Corp. PLC[1]	7,985,367

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
316,733	Honeywell International, Inc.	$42,375,708
147,346	Illinois Tool Works, Inc.	20,940,814
146,755	Lockheed Martin Corp.	49,742,607
		121,044,496
	MATERIALS — 3.1%
195,400	Air Products & Chemicals, Inc.	39,003,794
85,629	LyondellBasell Industries NV, Class A1	4,249,767
		43,253,561
	REAL ESTATE — 5.7%
345,459	Crown Castle International Corp. - REIT	49,884,280
131,063	Prologis, Inc. - REIT	10,533,533
348,853	Realty Income Corp. - REIT	17,393,810
		77,811,623
	TECHNOLOGY — 17.0%
239,741	Automatic Data Processing, Inc.	32,767,800
101,842	Broadcom, Inc.	24,146,738
1,136,878	Cisco Systems, Inc.	44,690,674
257,189	Maxim Integrated Products, Inc.	12,501,957
280,761	Microsoft Corp.	44,278,818
459,373	Paychex, Inc.	28,903,749
462,743	Texas Instruments, Inc.	46,241,908
		233,531,644
	UTILITIES — 10.4%
81,799	Eversource Energy	6,397,500
293,771	NextEra Energy, Inc.	70,687,178
254,259	Sempra Energy	28,728,724
420,251	WEC Energy Group, Inc.	37,036,721
		142,850,123
	TOTAL COMMON STOCKS
	(Cost $1,341,395,665)	1,328,077,747
	SHORT-TERM INVESTMENTS — 3.1%
42,461,945	Federated Treasury Obligations Fund - Institutional Class 0.31%[2]	42,461,945
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $42,461,945)	42,461,945
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,383,857,610)	1,370,539,692
	Other Assets in Excess of Liabilities — 0.1%	1,596,813
	TOTAL NET ASSETS — 100.0%	$1,372,136,505

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.